The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 89.8%
Aerospace  — 1.4%
23,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 905,050
9,000 Allied Motion Technologies Inc. ....... 268,560
7,000 Avio SpA ....................... 82,394
15,100 Kaman Corp. .................... 656,548
1,000 L3Harris Technologies Inc. ........... 248,470
256,666 Rolls-Royce Holdings plc† ........... 340,878
2,501,900
Agriculture  — 0.1%
10,000 Limoneira Co. .................... 146,800
Automotive  — 1.0%
4,100 Ferrari NV ...................... 894,169
108,800 Iveco Group NV† ................. 716,142
12,000 Traton SE ....................... 223,949
1,834,260
Automotive: Parts and Accessories  — 1.9%
49,013 Brembo SpA ..................... 548,713
98,000 Dana Inc. ....................... 1,721,860
15,000 Garrett Motion Inc.† ............... 107,850
2,000 Linamar Corp. ................... 88,901
33,000 Modine Manufacturing Co.† .......... 297,330
27,000 Uni-Select Inc.† .................. 658,721
3,423,375
Aviation: Parts and Services  — 0.6%
15,500 AAR Corp.† ..................... 750,665
1,000 Curtiss-Wright Corp. ............... 150,160
4,500 Ducommun Inc.† ................. 235,755
1,136,580
Broadcasting  — 3.6%
45,000 Beasley Broadcast Group Inc., Cl. A† .... 79,200
1,000 Cogeco Inc. ..................... 61,656
170,000 Corus Entertainment Inc., Cl. B ........ 669,040
7,500 Discovery Inc., Cl. A† .............. 186,900
5,000 Discovery Inc., Cl. C† .............. 124,850
232,000 Grupo Televisa SAB, ADR ............ 2,714,400
245,000 ITV plc† ........................ 263,655
500 Liberty Broadband Corp., Cl. A† ....... 65,530
103 Liberty Broadband Corp., Cl. C† ....... 13,938
2,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. A† ........................ 91,420
188 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 8,597
64,800 Sinclair Broadcast Group Inc., Cl. A ..... 1,815,696
25,000 Sirius XM Holdings Inc. ............. 165,500
16,000 TEGNA Inc. ..................... 358,400
6,618,782
Shares
Market
Value
Building and Construction  — 1.4%
12,241 Arcosa Inc. ...................... $ 700,797
1,800 Bouygues SA .................... 62,983
1,000 Carrier Global Corp. ............... 45,870
28,000 GCP Applied Technologies Inc.† ....... 879,760
12,000 IES Holdings Inc.† ................ 482,400
6,000 Johnson Controls International plc ..... 393,420
2,565,230
Business Services  — 5.6%
83,000 Diebold Nixdorf Inc.† .............. 558,590
43,000 Herc Holdings Inc. ................ 7,184,870
48,900 JCDecaux SA† ................... 1,158,728
13,500 Loomis AB ...................... 370,581
20,000 Ocean Outdoor Ltd.† ............... 183,000
50,000 Rentokil Initial plc ................. 345,490
4,000 Ströeer SE & Co. KGaA ............. 277,005
3,000 The Interpublic Group of Companies Inc. . 106,350
10,184,614
Cable and Satellite  — 2.0%
2,900 Cogeco Communications Inc. ......... 240,045
28,000 Liberty Global plc, Cl. A† ............ 714,280
60,712 Liberty Global plc, Cl. C† ............ 1,573,048
15,000 Liberty Latin America Ltd., Cl. C† ...... 143,850
46,000 Megacable Holdings SAB de CV ....... 138,763
6,000 Shaw Communications Inc., Cl. B ...... 186,240
34,500 WideOpenWest Inc.† ............... 601,680
3,597,906
Computer Software and Services  — 0.5%
8,000 AVEVA Group plc ................. 257,475
30,000 CareCloud Inc.† .................. 154,500
5,000 Donnelley Financial Solutions Inc.† ..... 166,300
5,000 PAR Technology Corp.† ............. 201,700
2,000 Twitter Inc.† ..................... 77,380
857,355
Consumer Products  — 6.6%
8,145 BellRing Brands Inc.† .............. 187,987
200 dormakaba Holding AG ............. 102,765
27,000 Edgewell Personal Care Co. .......... 990,090
28,000 Energizer Holdings Inc. ............. 861,280
4,700 Essity AB, Cl. B ................... 111,072
12,800 Hunter Douglas NV† ............... 2,444,016
300 L'Oreal SA ...................... 120,753
12,000 Marine Products Corp. ............. 138,600
15,000 Mattel Inc.† ..................... 333,150
9,000 Nintendo Co. Ltd., ADR ............. 566,190
4,000 Salvatore Ferragamo SpA† ........... 76,021
43,000 Scandinavian Tobacco Group A/S ...... 919,588
6,000 Shiseido Co. Ltd. ................. 306,456
4,500 Spectrum Brands Holdings Inc. ....... 399,240

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Products (Continued)
600,000 Swedish Match AB ................ $ 4,523,100
12,080,308
Consumer Services  — 0.8%
3,000 Allegion plc ..................... 329,340
11,500 Ashtead Group plc ................ 730,120
500 Boyd Group Services Inc. ............ 66,220
350 Cie de L'Odet SE .................. 429,778
1,555,458
Diversified Industrial  — 6.2%
100,400 Ampco-Pittsburgh Corp.† ........... 633,524
34,700 Ardagh Group SA ................. 705,277
7,000 AZZ Inc. ........................ 337,680
2,100 Crane Co. ....................... 227,388
23,800 EnPro Industries Inc. ............... 2,325,974
38,000 Greif Inc., Cl. A ................... 2,472,280
30,000 Griffon Corp. .................... 600,900
1,200 Haynes International Inc. ............ 51,120
4,000 Jardine Matheson Holdings Ltd. ....... 220,000
2,400 Moog Inc., Cl. A .................. 210,720
24,200 Myers Industries Inc. .............. 522,720
5,000 Smiths Group plc ................. 95,404
20,000 Steel Partners Holdings LP† .......... 831,200
5,000 Sulzer AG ....................... 416,103
40,000 Toray Industries Inc. ............... 209,890
23,500 Tredegar Corp. ................... 281,765
12,000 Trinity Industries Inc. ............... 412,320
16,000 Ultra Electronics Holdings plc ......... 698,652
10,000 Wartsila OYJ Abp ................. 91,885
11,344,802
Educational Services  — 0.1%
15,000 Universal Technical Institute Inc.† ...... 132,750
Electronics  — 2.5%
7,000 Datalogic SpA .................... 76,857
7,500 Flex Ltd.† ....................... 139,125
14,000 Mirion Technologies Inc.† ........... 112,980
20,000 Resideo Technologies Inc.† .......... 476,600
37,000 Sony Group Corp., ADR ............. 3,800,270
4,605,832
Energy and Utilities: Alternative Energy  — 0.1%
2,000 NextEra Energy Partners LP .......... 166,720
Energy and Utilities: Electric  — 1.0%
31,200 Algonquin Power & Utilities Corp. ...... 483,916
7,500 Fortis Inc. ...................... 370,936
20,000 PNM Resources Inc. ............... 953,400
1,808,252
Shares
Market
Value
Energy and Utilities: Integrated  — 1.0%
14,000 Avista Corp. ..................... $ 632,100
3,500 Emera Inc. ...................... 173,495
15,500 Hawaiian Electric Industries Inc. ....... 655,805
100,000 Hera SpA ....................... 370,151
5,500 Siemens Gamesa Renewable Energy SA† 97,198
1,928,749
Energy and Utilities: Natural Gas  — 0.9%
24,000 National Fuel Gas Co. .............. 1,648,800
1,200 Southwest Gas Holdings Inc. ......... 93,948
1,742,748
Energy and Utilities: Services  — 0.8%
38,500 Dril-Quip Inc.† ................... 1,437,975
13,750 Pineapple Holdings Inc. ............. 85,938
1,523,913
Energy and Utilities: Water  — 2.1%
70,000 Beijing Enterprises Water Group Ltd. .... 21,536
1,400 Consolidated Water Co. Ltd. .......... 15,484
17,000 Mueller Water Products Inc., Cl. A ..... 219,640
90,000 Primo Water Corp. ................ 1,282,500
56,000 Severn Trent plc .................. 2,264,312
3,803,472
Entertainment  — 6.1%
40,000 Borussia Dortmund GmbH & Co. KGaA† . 179,301
228,000 Entain plc† ...................... 4,922,483
10,000 GAN Ltd.† ...................... 48,200
5,000 Golden Entertainment Inc.† .......... 290,350
15,000 IMAX Corp.† .................... 283,950
26,011 Liberty Media Corp. - Liberty Braves, Cl. C† 725,967
24,000 Liberty Media Corp.- Liberty Braves, Cl. A† 690,720
3,600 Madison Square Garden Entertainment
Corp.† ....................... 299,916
4,000 Madison Square Garden Sports Corp.† .. 717,440
6,000 Manchester United plc, Cl. A ......... 86,820
15,000 Paramount Global, Cl. A ............. 606,150
10,000 Turtle Beach Corp.† ................ 212,900
13,500 Ubisoft Entertainment SA† ........... 596,628
6,000 Universal Music Group NV ........... 160,594
80,000 Vivendi SE ...................... 1,047,840
175,000 Wow Unlimited Media Inc.†(a) ........ 205,776
11,075,035
Environmental Services  — 1.0%
18,000 Renewi plc† ..................... 156,298
6,000 Stericycle Inc.† ................... 353,520
10,000 Tomra Systems ASA ............... 512,617
5,500 Waste Connections Inc. ............. 768,350
1,790,785
Equipment and Supplies  — 3.6%
2,000 A.O. Smith Corp. .................. 127,780

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Equipment and Supplies (Continued)
24,000 Commercial Vehicle Group Inc.† ....... $ 202,800
26,000 Flowserve Corp. .................. 933,400
11,500 Graco Inc. ...................... 801,780
18,000 Interpump Group SpA .............. 910,001
37,000 Mueller Industries Inc. .............. 2,004,290
3,500 Snap-on Inc. .................... 719,180
6,200 Watts Water Technologies Inc., Cl. A .... 865,458
6,564,689
Financial Services  — 3.9%
1,000 Alleghany Corp.† ................. 847,000
1,250 Credit Acceptance Corp.† ............ 687,963
3,000 EXOR NV ....................... 230,653
53,000 FinecoBank Banca Fineco SpA ........ 810,577
32,000 Flushing Financial Corp. ............. 715,200
146,000 GAM Holding AG† ................. 180,594
1,000 Groupe Bruxelles Lambert SA ......... 104,120
8,500 H&R Block Inc. ................... 221,340
11,000 I3 Verticals Inc., Cl. A† ............. 306,460
5,000 Janus Henderson Group plc .......... 175,100
23,000 Kinnevik AB, Cl. A† ................ 621,331
28,500 Kinnevik AB, Cl. B† ................ 750,207
25,000 Post Holdings Partnering Corp.† ....... 251,875
1,200 PROG Holdings Inc.† .............. 34,524
70,000 Resona Holdings Inc. .............. 301,355
19,000 Synovus Financial Corp. ............ 931,000
7,169,299
Food and Beverage  — 12.8%
7,000 Britvic plc ...................... 74,208
1,000 Campbell Soup Co. ................ 44,570
280 Chocoladefabriken Lindt & Spruengli AG . 3,339,213
41,500 Chr. Hansen Holding A/S ............ 3,065,548
3,000 Coca-Cola HBC AG ................ 63,036
105,000 Davide Campari-Milano NV .......... 1,226,029
1,400 Diageo plc, ADR .................. 284,396
2,000 Fevertree Drinks plc ............... 47,055
9,000 Fomento Economico Mexicano SAB de CV,
ADR ......................... 745,650
1,000 Heineken Holding NV ............... 78,654
500 International Flavors & Fragrances Inc. .. 65,665
39,000 ITO EN Ltd. ..................... 1,925,333
600 J & J Snack Foods Corp. ............ 93,060
12,500 Kameda Seika Co. Ltd. .............. 408,144
10,000 Kerry Group plc, Cl. A .............. 1,120,631
39,000 Kikkoman Corp. .................. 2,604,485
7,500 Luckin Coffee Inc., ADR† ............ 68,700
106,000 Maple Leaf Foods Inc. .............. 2,543,695
105,000 Nissin Foods Co. Ltd. .............. 73,590
35,000 Nomad Foods Ltd.† ................ 790,300
5,000 Post Holdings Inc.† ................ 346,300
Shares
Market
Value
190,000 Premier Foods plc ................. $ 284,537
8,500 Remy Cointreau SA ................ 1,758,384
1,800 Symrise AG ..................... 216,748
13,000 The Hain Celestial Group Inc.† ........ 447,200
9,000 Treasury Wine Estates Ltd. ........... 77,988
40,000 Tsingtao Brewery Co. Ltd., Cl. H ....... 318,129
215,000 Vitasoy International Holdings Ltd. ..... 407,861
16,000 Yakult Honsha Co. Ltd. ............. 856,908
23,376,017
Health Care  — 6.0%
25,000 Aurinia Pharmaceuticals Inc.† ........ 309,500
31,000 Bausch Health Cos. Inc.† ............ 708,350
600 Bio-Rad Laboratories Inc., Cl. A† ...... 337,938
150 Bio-Rad Laboratories Inc., Cl. B† ...... 82,262
2,000 Cardiovascular Systems Inc.† ........ 45,200
9,000 CareDx Inc.† .................... 332,910
2,500 Catalent Inc.† .................... 277,250
500 Charles River Laboratories International
Inc.† ........................ 141,985
600 Chemed Corp. ................... 303,930
6,500 Clovis Oncology Inc.† .............. 13,130
11,500 Cutera Inc.† ..................... 793,500
3,000 DaVita Inc.† ..................... 339,330
10,000 DENTSPLY SIRONA Inc. ............ 492,200
5,000 Endo International plc† ............. 11,550
13,000 Evolent Health Inc., Cl. A† ........... 419,900
2,000 Gerresheimer AG ................. 146,689
5,000 Halozyme Therapeutics Inc.† ......... 199,400
1,500 Harmony Biosciences Holdings Inc.† ... 72,975
6,000 Henry Schein Inc.† ................ 523,140
1,750 ICU Medical Inc.† ................. 389,620
4,666 Idorsia Ltd.† ..................... 93,063
20,000 InfuSystem Holdings Inc.† ........... 196,000
7,500 Integer Holdings Corp.† ............. 604,275
5,000 Medmix AG† .................... 174,882
18,000 Option Care Health Inc.† ............ 514,080
38,000 Patterson Cos. Inc. ................ 1,230,060
21,000 Perrigo Co. plc ................... 807,030
912 STERIS plc ...................... 220,494
4,500 SurModics Inc.† .................. 203,985
2,000 Teladoc Health Inc.† ............... 144,260
7,000 Tenet Healthcare Corp.† ............. 601,720
400 The Cooper Companies Inc. .......... 167,036
200 Zoetis Inc. ...................... 37,718
10,935,362
Hotels and Gaming  — 2.4%
2,500 Caesars Entertainment Inc.† .......... 193,400
901 Flutter Entertainment plc† ........... 105,103
24,000 Full House Resorts Inc.† ............ 230,640
38,000 International Game Technology plc ..... 937,840
826,250 Mandarin Oriental International Ltd.† ... 1,652,500

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
9,000 MGM Resorts International .......... $ 377,460
300,000 The Hongkong & Shanghai Hotels Ltd.† . 319,789
8,000 The Marcus Corp.† ................ 141,600
6,000 Wynn Resorts Ltd.† ............... 478,440
4,436,772
Machinery  — 4.6%
19,000 Astec Industries Inc. ............... 817,000
165,000 CNH Industrial NV, Borsa Italiana ...... 2,627,537
259,000 CNH Industrial NV, New York ......... 4,107,740
13,000 Twin Disc Inc.† ................... 216,320
7,500 Xylem Inc. ...................... 639,450
8,408,047
Manufactured Housing and Recreational Vehicles  — 0.3%
2,600 Cavco Industries Inc.† .............. 626,210
Metals and Mining  — 0.7%
2,000 Allegheny Technologies Inc.† ......... 53,680
25,000 Cameco Corp. .................... 727,500
185,000 Sierra Metals Inc. ................. 218,300
4,000 TimkenSteel Corp.† ................ 87,520
5,800 Wheaton Precious Metals Corp. ....... 275,964
1,362,964
Publishing  — 0.6%
1,400 Graham Holdings Co., Cl. B .......... 856,058
10,000 The E.W. Scripps Co., Cl. A† .......... 207,900
1,063,958
Real Estate  — 0.8%
11,349 Indus Realty Trust Inc., REIT ......... 829,499
20,000 Starwood Property Trust Inc., REIT ..... 483,400
37,629 Trinity Place Holdings Inc.† .......... 71,495
1,384,394
Retail  — 1.8%
5,000 AutoNation Inc.† .................. 497,900
600 Biglari Holdings Inc., Cl. A† .......... 431,055
10,000 Camping World Holdings Inc., Cl. A .... 279,500
600 Casey's General Stores Inc. .......... 118,902
2,900 Fnac Darty ...................... 149,370
4,186 Hertz Global Holdings Inc.† .......... 92,720
361 Hertz Global Holdings Inc., New York† .. 7,996
7,500 MarineMax Inc.† .................. 301,950
5,500 Movado Group Inc. ................ 214,775
1,500 Penske Automotive Group Inc. ........ 140,580
10,000 PetIQ Inc.† ...................... 244,000
20,000 Pets at Home Group plc ............. 94,951
40,000 Qurate Retail Inc., Cl. A ............. 190,400
8,000 Rush Enterprises Inc., Cl. B .......... 386,800
250,000 Sun Art Retail Group Ltd. ............ 90,958
Shares
Market
Value
3,000 TravelCenters of America Inc.† ........ $ 128,880
3,370,737
Specialty Chemicals  — 2.4%
7,000 Ashland Global Holdings Inc. ......... 688,870
55,000 Element Solutions Inc. .............. 1,204,500
28,000 Ferro Corp.† ..................... 608,720
4,000 H.B. Fuller Co. ................... 264,280
16,000 Huntsman Corp. .................. 600,160
14,000 SGL Carbon SE† .................. 87,814
6,000 T. Hasegawa Co. Ltd. ............... 128,487
2,000 Takasago International Corp. ......... 45,113
700 Treatt plc ....................... 10,437
22,000 Valvoline Inc. .................... 694,320
4,332,701
Telecommunications  — 0.8%
6,000 Gogo Inc.† ...................... 114,360
6,000 Hellenic Telecommunications Organization
SA, ADR ...................... 53,580
100,000 Pharol SGPS SA† ................. 8,817
33,000 Telekom Austria AG ................ 255,544
17,000 Telesat Corp.† ................... 280,500
45,000 Vodafone Group plc, ADR ........... 747,900
1,460,701
Transportation  — 1.3%
50,000 Bollore SE ...................... 262,956
22,000 Fortress Transportation and Infrastructure
Investors LLC .................. 566,500
12,500 GATX Corp. ..................... 1,541,625
2,371,081
Wireless Communications  — 0.5%
17,500 Millicom International Cellular SA, SDR† . 444,833
16,000 United States Cellular Corp.† ......... 483,680
928,513
TOTAL COMMON STOCKS ......... 164,217,071
PREFERRED STOCKS  — 0.4%
Financial Services  — 0.2%
18,200 The Phoenix Companies Inc., 7.450%,
01/15/32 ...................... 328,738
Health Care  — 0.2%
10,000 XOMA Corp., Ser. A, 8.625% ......... 263,500
Retail  — 0.0%
450 Qurate Retail Inc., 8.000%, 03/15/31 .... 38,704
TOTAL PREFERRED STOCKS ........ 630,942

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — March 31, 2022 (Unaudited)
Shares
Market
Value
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
21,734 Garrett Motion Inc., Ser. A,
11.000% ..................... $ 179,958
MANDATORY CONVERTIBLE SECURITIES(b)  — 0.3%
Health Care  — 0.3%
6,000 Avantor Inc., Ser. A,
6.250%, 05/15/22 ............... 621,180
RIGHTS  — 0.0%
Energy and Utilities: Services  — 0.0%
13,750 Pineapple Holdings Inc., CVR† ........ 0
Health Care  — 0.0%
45,000 Achillion Pharmaceuticals Inc., CVR† ... 22,500
1,500 Tobira Therapeutics Inc., CVR†(c) ...... 0
22,500
TOTAL RIGHTS ................ 22,500
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
64,000 Ampco-Pittsburgh Corp., expire 08/01/25† 52,166
Energy and Utilities: Services  — 0.0%
539 Weatherford International plc, expire
12/13/23† ..................... 324
TOTAL WARRANTS .............. 52,490
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 9.4%
$ 17,100,000 U.S. Treasury Bills,
0.055% to 1.056%††, 04/07/22 to
09/29/22 ...................... 17,086,022
TOTAL INVESTMENTS — 100.0% ....
(Cost $136,198,896) ............. $ 182,810,163
(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
(c) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
CVR Contingent Value Right
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
United States ........................ 54.7% $ 100,013,239
Europe .............................. 31.1 56,934,590
Japan ............................... 6.1 11,152,631
Canada .............................. 4.3 7,844,355
Latin America ....................... 2.0 3,614,297
Asia/Pacific ......................... 1.8 3,251,051
Total Investments ................... 100.0% $ 182,810,163